UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23090

Oppenheimer Small Cap Value Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/31/2019

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

	Shares	Value
Common Stocks—100.1%
Consumer Discretionary—16.1%
Auto Components—3.6%
Cooper Tire & Rubber Co.	5,172	$182,054
Cooper-Standard Holdings, Inc.[1]	2,477	189,392
Dana, Inc.	27,037	476,392
Tenneco, Inc., Cl. A	11,930	413,732
		1,261,570
Diversified Consumer Services—2.3%
K12, Inc.[1]	24,908	784,851
Household Durables—1.5%
Toll Brothers, Inc.	14,018	517,825
Leisure Products—1.1%
Johnson Outdoors, Inc., Cl. A	2,407	150,799
Malibu Boats, Inc., Cl. A1	5,767	233,852
		384,651
Media—2.7%
Gannett Co., Inc.	18,913	209,745
Gray Television, Inc.[1]	43,701	730,244
		939,989
Specialty Retail—3.2%
Cato Corp. (The), Cl. A	15,773	234,229
DSW, Inc., Cl. A	13,374	364,441
Foot Locker, Inc.	5,093	284,648
Office Depot, Inc.	79,881	235,649
		1,118,967
Textiles, Apparel & Luxury Goods—1.7%
Deckers Outdoor Corp.[1]	2,222	285,416
Movado Group, Inc.	10,113	323,110
		608,526
Consumer Staples—1.5%
Personal Products—1.5%
USANA Health Sciences, Inc.[1]	4,380	512,898
Energy—8.6%
Energy Equipment & Services—1.8%
Precision Drilling Corp.[1]	176,922	385,690
Weatherford International plc[1]	338,192	219,284
		604,974

	Shares	Value
Oil, Gas & Consumable Fuels—6.8%
Callon Petroleum Co.[1]	19,853	$161,603
CONSOL Energy, Inc.[1]	9,777	347,377
Delek US Holdings, Inc.	13,293	432,155
Denbury Resources, Inc.[1]	127,734	259,300
Oasis Petroleum, Inc.[1]	21,715	130,724
Range Resources Corp.	12,918	142,486
SM Energy Co.	21,051	413,021
Whiting Petroleum Corp.[1]	4,948	141,661
WildHorse Resource Development Corp.[1]	20,077	340,707
		2,369,034
Financials—36.1%
Capital Markets—1.2%
Stifel Financial Corp.	8,937	427,814
Commercial Banks—10.8%
Chemical Financial Corp.	9,292	413,122
Enterprise Financial Services Corp.	4,946	218,267
First Business Financial Services, Inc.	17,201	355,029
Great Southern Bancorp, Inc.	4,901	261,419
Great Western Bancorp, Inc.	13,051	460,570
IBERIABANK Corp.	6,949	513,462
Opus Bank	19,948	416,913
TCF Financial Corp.	28,396	629,255
Umpqua Holdings Corp.	28,141	497,533
		3,765,570
Consumer Finance—0.5%
Navient Corp.	14,421	164,400
Insurance—2.1%
Assured Guaranty Ltd.	9,721	394,284
RenaissanceRe Holdings Ltd.	2,380	328,511
		722,795

1        OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs)—12.7%
CorePoint Lodging, Inc.	15,717	$192,376
Corporate Office Properties Trust	6,501	160,510
DiamondRock Hospitality Co.	33,974	345,176
Granite Point Mortgage Trust, Inc.	27,035	527,723
Hospitality Properties Trust	8,957	238,794
Invesco Mortgage Capital, Inc.	28,129	452,877
National Storage Affiliates Trust	23,261	676,895
NexPoint Residential Trust, Inc.	12,319	460,854
Preferred Apartment Communities, Inc., Cl. A	24,111	383,365
PS Business Parks, Inc.	1,440	209,074
QTS Realty Trust, Inc., Cl. A	5,841	245,964
Sabra Health Care REIT, Inc.	25,114	515,841
		4,409,449
Real Estate Management & Development—3.6%
HFF, Inc., Cl. A	11,084	459,099
Marcus & Millichap, Inc.[1]	13,834	547,827
RE/MAX Holdings, Inc., Cl. A	5,995	250,111
		1,257,037
Thrifts & Mortgage Finance—5.2%
Federal Agricultural Mortgage Corp., Cl. C	8,076	571,377
Merchants Bancorp	17,743	347,230
Radian Group, Inc.	36,948	710,880
Walker & Dunlop, Inc.	3,832	184,204
		1,813,691
Health Care—5.7%
Biotechnology—1.2%
BioSpecifics Technologies Corp.[1]	3,304	214,694

	Shares	Value
Biotechnology (Continued)
Emergent BioSolutions, Inc.[1]	3,358	$ 209,505
		424,199
Health Care Providers & Services—0.8%
Select Medical Holdings Corp.[1]	16,827	262,838
Life Sciences Tools & Services—0.8%
Medpace Holdings, Inc.[1]	4,342	279,625
Pharmaceuticals—2.9%
Horizon Pharma plc[1]	16,983	364,965
Innoviva, Inc.[1]	19,665	336,271
Osmotica Pharmaceuticals plc[1]	38,890	304,898
		1,006,134
Industrials—10.6%
Aerospace & Defense—0.9%
Aerojet Rocketdyne Holdings, Inc.[1]	8,145	321,483
Building Products—1.0%
Armstrong Flooring, Inc.[1]	13,555	183,263
NCI Building Systems, Inc.[1]	21,967	179,251
		362,514
Commercial Services & Supplies—0.7%
KAR Auction Services, Inc.	4,307	224,007
Electrical Equipment—1.6%
Atkore International Group, Inc.[1]	13,607	315,547
Regal-Beloit Corp.	3,200	245,632
		561,179
Machinery—4.1%
Federal Signal Corp.	13,537	297,543
ITT, Inc.	9,267	487,074
Milacron Holdings Corp.[1]	28,552	395,731
Wabash National Corp.	18,125	252,662
		1,433,010
Professional Services—0.9%
Kforce, Inc.	9,404	308,545

2        OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Value
Road & Rail—1.4%
ArcBest Corp.	12,756	$479,881
Information Technology—12.2%
Electronic Equipment, Instruments, & Components—1.9%
Fabrinet[1]	4,177	237,421
Hollysys Automation Technologies Ltd.	20,549	423,720
		661,141
IT Services—4.0%
Cardtronics plc, Cl. A1	7,001	189,517
Cass Information Systems, Inc.	10,210	501,209
Conduent, Inc.[1]	12,506	159,451
Science Applications International Corp.	5,113	343,287
Travelport Worldwide Ltd.	12,697	198,835
		1,392,299
Semiconductors & Semiconductor Equipment—5.7%
Diodes, Inc.[1]	6,724	226,128
Kulicke & Soffa Industries, Inc.	9,723	219,059
MKS Instruments, Inc.	2,994	244,400
Nanometrics, Inc.[1]	6,198	189,597
Synaptics, Inc.[1]	6,681	265,904
Tower Semiconductor Ltd.[1]	11,831	176,164
Xperi Corp.	30,907	662,337
		1,983,589
Software—0.6%
j2 Global, Inc.	2,530	190,155
Materials—5.3%
Chemicals—1.6%
Orion Engineered Carbons SA	12,615	348,048
Tredegar Corp.	12,163	198,378
		546,426

	Shares	Value
Metals & Mining—1.8%
Schnitzer Steel Industries, Inc., Cl. A	13,030	$315,326
Warrior Met Coal, Inc.	11,028	316,835
		632,161
Paper & Forest Products—1.9%
Mercer International, Inc.	35,788	528,589
Resolute Forest Products	18,337	143,028
		671,617
Telecommunication Services—1.1%
Wireless Telecommunication Services—1.1%
Shenandoah Telecommunications Co.	8,120	386,755
Utilities—2.9%
Electric Utilities—1.4%
Portland General Electric Co.	10,508	507,747
Multi-Utilities—1.5%
NorthWestern Corp.	8,085	516,712
Total Common Stocks
(Cost $35,408,253)		34,816,058
Investment Company—0.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[2,3] (Cost $12,544)	12,544	12,544
Total Investments, at Value (Cost $35,420,797)	100.1%	34,828,602
Net Other Assets (Liabilities)	(0.1)	(42,158)
Net Assets	100.0%	$34,786,444

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (continued)

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares April 30, 2018	Gross Additions	Gross Reductions	Shares January 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	595,998	23,176,930	23,760,384	12,544

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$12,544	$10,428	$—	$—

4        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Small Cap Value Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

6        OPPENHEIMER SMALL CAP VALUE FUND

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$5,616,379	$—	$—	$5,616,379
Consumer Staples	512,898	—	—	512,898
Energy	2,974,008	—	—	2,974,008
Financials	12,560,756	—	—	12,560,756
Health Care	1,972,796	—	—	1,972,796
Industrials	3,690,619	—	—	3,690,619
Information Technology	4,227,184	—	—	4,227,184
Materials	1,850,204	—	—	1,850,204
Telecommunication Services	386,755	—	—	386,755
Utilities	1,024,459	—	—	1,024,459
Investment Company	12,544	—	—	12,544

Total Assets	$34,828,602	$—	$—	$34,828,602

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

7        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

8        OPPENHEIMER SMALL CAP VALUE FUND

5. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

9        OPPENHEIMER SMALL CAP VALUE FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small Cap Value Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019